Eaton Vance
Ohio Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 103.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 5.6%
Ohio Water Development Authority:
4.00%, 6/1/36	$1,500	$ 1,528,545
5.00%, 12/1/35	2,000	2,101,180
Green Bonds, 5.00%, 12/1/38	1,000	1,150,250
Sustainability Bonds, 5.00%, 12/1/40	2,000	2,266,480
Ohio Water Development Authority, Water Pollution Control Loan Fund:
5.00%, 6/1/32	1,000	1,183,750
5.00%, 12/1/40	1,000	1,101,760
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,550	1,769,093
		$ 11,101,058
Education — 13.6%
Bowling Green State University, OH:
4.00%, 6/1/39	$750	$ 749,977
4.00%, 6/1/45	1,300	1,251,029
Kent State University, OH:
5.00%, 5/1/37	215	233,550
5.00%, 5/1/38	250	269,795
5.00%, 5/1/39	265	285,320
5.00%, 5/1/40	405	435,019
Miami University, OH, 4.00%, 9/1/45	2,000	2,000,160
Ohio Higher Educational Facility Commission, (Case Western Reserve University):
5.00%, 12/1/26	350	372,873
5.00%, 12/1/27	300	318,606
5.00%, 12/1/40	1,000	1,034,490
Ohio Higher Educational Facility Commission, (Denison University):
4.00%, 11/1/39	115	115,224
5.25%, 11/1/46	1,355	1,431,165
Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40	1,000	970,280
Ohio Higher Educational Facility Commission, (Oberlin College):
5.00%, 10/1/33	2,000	2,008,600
5.00%, 10/1/38	910	913,913
Green Bonds, 5.00%, 10/1/48	2,175	2,377,710
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,078,050
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 12/1/32	550	569,629
5.00%, 2/1/38	1,200	1,307,568
Security	Principal Amount (000's omitted)	Value
Education (continued)
Ohio State University:
5.00%, 12/1/29	$1,060	$ 1,206,142
5.00%, 12/1/35	500	528,585
Green Bonds, 4.00%, 12/1/43	1,725	1,705,887
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/33	335	345,402
4.00%, 4/1/34	510	524,413
4.00%, 4/1/35	350	356,087
4.00%, 4/1/36	350	352,825
4.00%, 4/1/37	560	556,634
4.00%, 4/1/38	400	392,100
4.00%, 4/1/39	415	401,645
4.00%, 4/1/40	415	395,715
University of Cincinnati, OH:
5.00%, 6/1/34	585	613,764
5.00%, 6/1/47	2,000	2,076,400
		$ 27,178,557
Electric Utilities — 1.8%
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	$1,000	$ 1,012,310
American Municipal Power, Inc., OH, (Meldahl Hydroelectric):
4.00%, 2/15/34	2,005	2,022,484
5.00%, 2/15/33	595	615,212
		$ 3,650,006
Escrowed/Prerefunded — 1.2%
Cuyahoga County, OH, Sales Tax Revenue, Prerefunded to 12/1/24, 5.00%, 12/1/35	$1,000	$ 1,026,900
Northeast Ohio Regional Sewer District, Prerefunded to 11/15/24, 5.00%, 11/15/44	1,255	1,285,923
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	51,091
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	20,978
		$ 2,384,892
General Obligations — 16.0%
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$ 1,001,540
Cleveland, OH:
5.00%, 12/1/44	1,000	1,090,240
5.00%, 12/1/47	1,000	1,083,090
5.00%, 12/1/51	1,000	1,076,800

Eaton Vance
Ohio Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Columbus City School District, OH, 5.00%, 12/1/30	$1,500	$ 1,582,725
Columbus, OH:
5.00%, 4/1/37	1,000	1,147,510
5.00%, 4/1/39	2,700	3,051,054
Cuyahoga Community College District, OH:
3.50%, 12/1/39	1,400	1,345,176
4.00%, 12/1/42	1,500	1,491,690
Hamilton, OH, 4.00%, 12/28/23	1,000	1,002,180
Mayfield Heights, OH, 4.00%, 12/1/48(1)	1,250	1,217,412
North Olmsted City School District, OH, 5.00%, 10/15/48	2,500	2,655,725
Northwest Local School District, OH, Prerefunded to 12/1/23, 5.00%, 12/1/40	500	503,620
Ohio:
4.00%, 6/15/40	2,500	2,544,725
5.00%, 5/1/24	575	583,918
5.00%, 5/1/33	1,500	1,610,670
5.00%, 3/1/36	1,250	1,463,362
5.00%, 3/1/37	1,000	1,157,270
5.00%, 5/1/37	1,025	1,172,293
Streetsboro City School District, OH, 4.00%, 12/1/36	210	217,867
Summit County, OH, 5.00%, 12/1/43	1,000	1,105,000
Upper Arlington City School District, OH, 5.75%, 12/1/40	500	524,510
Worthington City School District, OH, 5.50%, 12/1/54	3,000	3,402,600
		$ 32,030,977
Hospital — 13.0%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 4.00%, 11/15/42	$1,250	$ 1,193,500
Akron, Bath and Copley Joint Township Hospital District, OH, (Summa Health Obligated Group):
4.00%, 11/15/35	500	476,350
4.00%, 11/15/37	525	482,218
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	979,400
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(2)	5,150	4,924,069
Butler County, OH, (UC Health):
4.00%, 11/15/37	920	819,407
5.00%, 11/15/28	590	597,133
Franklin County, OH, (Nationwide Children's Hospital):
5.00%, 11/1/34	750	801,922
(SPA: JPMorgan Chase Bank, N.A.), 3.80%, 11/1/42(3)	500	500,000
Franklin County, OH, (OhioHealth Corp.):
4.00%, 5/15/47	2,000	1,932,960
5.00%, 5/15/40	1,200	1,220,448
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/46	$2,000	$ 2,050,540
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,101,037
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,037,270
Middleburg Heights, OH, (Southwest General Health Center), 4.00%, 8/1/47	2,000	1,778,220
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	458,602
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,100	1,064,547
Ohio, (Cleveland Clinic Health System):
4.00%, 1/1/36	2,055	2,091,045
4.00%, 1/1/43	2,165	2,141,770
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	214,908
		$ 25,865,346
Housing — 2.2%
Ohio Housing Finance Agency:
3.00%, 9/1/39	$375	$ 321,926
(FHLMC), (FNMA), (GNMA), Social Bonds, 5.50%, 3/1/53	1,000	1,058,980
(FNMA), (GNMA), (AMT), (LOC: TD Bank, N.A.), 3.98%, 9/1/36(4)	3,020	3,020,000
		$ 4,400,906
Industrial Development Revenue — 2.6%
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	$1,630	$ 1,634,613
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(5)	1,700	1,647,946
Ohio, (Republic Services, Inc.), 3.80% to 9/1/23 (Put Date), 11/1/35	2,000	2,000,180
		$ 5,282,739
Insured - Electric Utilities — 7.1%
Cleveland, OH, Public Power System Revenue:
(AGM), 4.00%, 11/15/36	$1,000	$ 1,011,230
(AGM), 5.00%, 11/15/24	1,265	1,295,360
(NPFG), 0.00%, 11/15/27	2,540	2,189,709
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,730,120
(NPFG), 0.00%, 2/15/27	2,500	2,200,875
(NPFG), 0.00%, 2/15/28	4,750	4,045,622

Eaton Vance
Ohio Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$770	$ 761,022
		$ 14,233,938
Insured - Escrowed/Prerefunded — 0.2%
Cleveland, OH, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	$235	$ 240,948
Warrensville Heights City School District, OH, (BAM), Prerefunded to 12/1/24, 5.00%, 12/1/44	215	220,635
		$ 461,583
Insured - General Obligations — 16.6%
Cincinnati City School District, OH, (AGM), 5.25%, 12/1/29(2)	$7,500	$ 8,577,300
Cleveland, OH, (AMBAC), 5.50%, 10/1/23	2,105	2,116,262
Gahanna-Jefferson City School District, OH, (AGM), 4.00%, 12/1/44	1,500	1,495,620
Green Local School District, OH, (AGM), 4.625%, 11/1/47	1,020	1,048,060
Kettering City School District, OH, (AGM), 5.25%, 12/1/31	4,505	5,035,824
Mason City School District, OH, (AGM), 5.25%, 12/1/31	3,525	4,058,896
Springboro Community City School District, OH, (AGM), 5.25%, 12/1/30	5,000	5,700,450
Warrensville Heights City School District, OH, (BAM), 5.00%, 12/1/44	85	86,266
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	4,943,109
		$ 33,061,787
Insured - Hospital — 0.8%
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$ 1,619,930
		$ 1,619,930
Insured - Transportation — 2.2%
Cleveland, OH, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$ 1,032,920
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,755	1,780,799
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,515,180
		$ 4,328,899
Insured - Water and Sewer — 1.9%
Newark, OH, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$ 3,852,335
		$ 3,852,335
Security	Principal Amount (000's omitted)	Value
Other Revenue — 4.4%
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	$1,875	$ 1,875,337
5.00%, 6/1/32	2,000	2,175,400
Cuyahoga County, OH, (Cleveland Orchestra):
5.00%, 1/1/33	400	437,644
5.00%, 1/1/34	300	329,055
5.00%, 1/1/35	500	546,515
5.00%, 1/1/41	725	771,436
Franklin County Convention Facilities Authority, OH, 5.00%, 12/1/26	1,000	1,021,630
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,560	1,559,938
		$ 8,716,955
Senior Living/Life Care — 1.0%
Butler County Port Authority, OH, (Community First Solutions), 4.00%, 5/15/46	$650	$ 606,586
Franklin County, OH, (Ohio Living Communities), 4.00%, 7/1/40	1,000	811,820
Lorain County Port Authority, OH, (Kendal at Oberlin), Prerefunded to 11/15/23, 5.00%, 11/15/30	580	583,399
		$ 2,001,805
Special Tax Revenue — 4.5%
Akron, OH, Income Tax Revenue:
4.00%, 12/1/36	$655	$ 666,711
4.00%, 12/1/37	520	526,568
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	200	195,494
Cuyahoga County, OH, Sales Tax Revenue, 4.00%, 1/1/37	575	586,914
Delaware County, OH, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,067,600
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43	1,000	1,064,240
Greater Cleveland Regional Transit Authority, OH, Sales Tax Revenue, Prerefunded to 12/1/26, 5.00%, 12/1/31	435	465,907
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/32	1,000	1,175,710
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,285	2,233,267
		$ 8,982,411
Transportation — 2.2%
Cleveland, OH, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$ 652,888
Ohio Turnpike and Infrastructure Commission, 5.00%, 2/15/46	1,500	1,627,320
Ohio, Major New State Infrastructure Project Revenue:
5.00%, 12/15/25	750	785,137
5.00%, 12/15/27	750	818,325

Eaton Vance
Ohio Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Ohio, Major New State Infrastructure Project Revenue: (continued)
5.00%, 12/15/33	$350	$ 402,241
		$ 4,285,911
Water and Sewer — 6.3%
Cleveland, OH, Water Pollution Control Revenue, Green Bonds, 5.00%, 11/15/41	$945	$ 960,744
Columbus, OH, Sewerage System Revenue:
3.94%, 6/1/32(4)	3,000	3,000,000
5.00%, 6/1/30	1,500	1,581,015
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,290,616
Mahoning County, OH, Sewer System Revenue, 5.00%, 12/1/46	1,565	1,671,217
Ohio Water Development Authority, Water Pollution Control Loan Fund, Green Bonds, 4.00%, 12/1/46	2,000	1,997,200
Toledo, OH, Water System Revenue, 5.00%, 11/15/41	2,000	2,081,840
		$ 12,582,632
Total Tax-Exempt Municipal Obligations (identified cost $206,351,379)		$206,022,667

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$940	$ 949,165
Total Trust Units (identified cost $946,956)		$ 949,165
Total Investments — 103.7% (identified cost $207,298,335)		$206,971,832
Other Assets, Less Liabilities — (3.7)%		$ (7,362,760)
Net Assets — 100.0%		$199,609,072
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2023.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at June 30, 2023.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $1,843,440 or 0.9% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2023, 27.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 17.6% of total investments.

Eaton Vance
Ohio Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(30)	Short	9/20/23	$(3,807,188)	$2,550
					$2,550
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
XLCA	– XL Capital Assurance, Inc.
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Ohio Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

At June 30, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$206,022,667	$ —	$206,022,667
Trust Units	—	949,165	—	949,165
Total Investments	$ —	$206,971,832	$ —	$206,971,832
Futures Contracts	$2,550	$ —	$ —	$ 2,550
Total	$2,550	$206,971,832	$ —	$206,974,382
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.